Acquisitions and Divestitures - Divestitures, Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture	$ 1,845		$ 1,000	$ 16,394
Disposed of By Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio sale price			$ 1,000	18,500		€ 15.1
Proceeds from divestiture	$ 1,800	€ 1.7		16,400	€ 13.4
Gain on divestiture				$ 8,000